Financial Instruments and Risk Management - Schedule of reconciliation of Level 3 assets and liabilities (Details)	12 Months Ended
Mar. 31, 2023 USD ($)
Assets
Openning assets balance	$ 452,274,331
Ending assets balance	196,117,547
Liabilities and equity
Openning liabilities balance	63,221,766
Ending liabilities balance	47,301,816
Level 1 of fair value hierarchy [Member]
Assets
Openning assets balance	12,524,161
Ending assets balance	1,307,255
Liabilities and equity
Openning liabilities balance	0
Ending liabilities balance	0
Level 2 of fair value hierarchy [Member]
Assets
Openning assets balance	175,319,334
Ending assets balance	70,272,286
Liabilities and equity
Openning liabilities balance	0
Ending liabilities balance	0
Level 3 of fair value hierarchy [Member]
Assets
Openning assets balance	4,476,251
Additions	0
Disposals	0
Change in fair value	(2,917,325)
Ending assets balance	1,558,926
Liabilities and equity
Openning liabilities balance	4,986,354
Additions	0
Disposals	0
Change in fair value of liability	(4,504,356)
Ending liabilities balance	481,998
Level 3 of fair value hierarchy [Member] | Investments [Member]
Assets
Openning assets balance	4,476,251
Additions	0
Disposals	0
Change in fair value	(2,917,325)
Ending assets balance	1,558,926
Level 3 of fair value hierarchy [Member] | Convertible loan - derivative component [Member]
Liabilities and equity
Openning liabilities balance	4,986,354
Additions	0
Disposals	0
Change in fair value of liability	(4,504,356)
Ending liabilities balance	$ 481,998